Contingent Liabilities and Financial Commitments - General Litigation Overview - Schedule of Categories of Tobacco Related Actions Pending Against Group Companies (Details) - Case	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	1
Medical reimbursement cases, US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	2	2
Change in Number Increase/(Decrease)	0
Class actions, US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	20	19
Change in Number Increase/(Decrease)	1
Individual smoking and health cases, US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	68	81
Change in Number Increase/(Decrease)	(13)
Individual smoking and health cases, US tobacco related [member] | Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	189	135
Change in Number Increase/(Decrease)	54
Engle Progeny Cases, US Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	1,400	1,773
Change in Number Increase/(Decrease)	(373)
Broin II Cases, US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	1,227	1,228
Change in Number Increase/(Decrease)	(1)
Filter Cases, US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	48	51
Change in Number Increase/(Decrease)	(3)
State Settlement Agreements – Enforcement and Validity, US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	4	4
Change in Number Increase/(Decrease)	0
Medical reimbursement cases, Non-US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	19	18
Change in Number Increase/(Decrease)	1
Class actions, Non-US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	12	13
Change in Number Increase/(Decrease)	(1)